REVENUE	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
REVENUE
REVENUE

NOTE 6—REVENUE

Disaggregation of Revenue

        Disaggregated revenue by type of contract was as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2019	2018	2019	2018
Cost-plus reimbursement contracts	$47,128	$45,506	$155,427	$118,614
Fixed-price contracts	9,734	7,961	23,553	25,949

Total	$56,862	$53,467	$178,980	$144,563

        Disaggregated revenue by the geographic area where the work was performed was as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2019	2018	2019	2018
United States	$51,858	$53,467	$167,960	$144,563
Canada	5,004	—	11,020	—

Total	$56,862	$53,467	$178,980	$144,563

Contract Balances

        The Company enters into contracts that allow for periodic billings over the contract term that are dependent upon specific advance billing terms, as services are provided, or as milestone billings based on completion of certain phases of work. Projects with performance obligations recognized over time that have costs and estimated earnings recognized to date in excess of cumulative billings are reported in the Company's unaudited condensed consolidated balance sheets as contract assets. Projects with performance obligations recognized over time that have cumulative billings in excess of costs and estimated earnings recognized to date are reported in the Company's unaudited condensed consolidated balance sheets as contract liabilities. At any point in time, each project in process could have either contract assets or contract liabilities.

        The following table provides information about contract assets and contract liabilities from contracts with customers:

(in thousands)	September 30, 2019	December 31, 2018
Costs incurred on uncompleted contracts	$157,211	$160,368
Earnings recognized on uncompleted contracts	21,750	28,581

Total	178,961	188,949
Less—billings to date	(171,901)	(184,009)

Net	$7,060	$4,940

Contract assets	$12,377	$8,218
Contract liabilities	(5,317)	(3,278)

Net	$7,060	$4,940

        For the three and nine months ended September 30, 2019, the Company recognized revenue of less than $0.1 million and approximately $1.0 million, respectively, that was included in the corresponding contract liability balance at December 31, 2018.

Remaining Performance Obligations

        The following table includes estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) as of September 30, 2019:

(in thousands)	Remainder of 2019	2020	2021	Thereafter	Total
Remaining performance obligations	$52,346	$130,566	$99,548	$108,173	$390,633

NOTE 9—REVENUE

Disaggregation of Revenue

        Disaggregated revenue by type of contract was as follows.

(in thousands)	Year Ended December 31, 2018	Year Ended December 31, 2017
Cost-plus reimbursement contracts	$158,278	$136,541
Fixed-price contracts	30,639	50,441

Total	$188,918	$186,982

Contract Balances

        The Company enters into contracts that allow for periodic billings over the contract term that are dependent upon specific advance billing terms, as services are provided, or as milestone billings based on completion of certain phases of work. Projects with performance obligations recognized over time that have costs and estimated earnings recognized to date in excess of cumulative billings are reported in the Company's consolidated balance sheet as contract assets. Projects with performance obligations recognized over time that have cumulative billings in excess of costs and estimated earnings recognized to date are reported in the Company's consolidated balance sheet as contract liabilities. At any point in time, each project in process could have either contract assets or contract liabilities.

        The following table provides information about contract assets and contract liabilities from contracts with customers.

	December 31,
(in thousands)	2018	2017(1)
Costs incurred on uncompleted contracts	$160,368	$164,076
Earnings recognized on uncompleted contracts	28,581	17,304

Total	188,949	181,380
Less—billings to date	(184,009)	(176,942)

Net	$4,940	$4,438

Contract assets	$8,218	$11,487
Contract liabilities	(3,278)	(7,049)

Net	$4,940	$4,438

(1)
Prior period amounts have not been adjusted for the adoption of ASC Topic 606 under the modified retrospective method.

        For the year ended December 31, 2018, the Company recognized revenue of approximately $5.3 million that was included in the corresponding contract liability balance at December 31, 2017.

Remaining Performance Obligations

        The following table includes estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) as of December 31, 2018.

(in thousands)	2019	2020	Thereafter	Total
Remaining performance obligations	$173,346	$124,425	$203,833	$501,604